Investments in Other Entities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
Summary of Investments in Other Entities	As of December 31, 2021 and 2020 the investment in other entities is comprised of the following:

	2021	2020
Investment in Associates and Joint Ventures	Ps. 7,494	Ps. 7,623

Summary of Associates and Joint Ventures
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2021	2020	2021	2020
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps. —	Ps. —
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%	183	181
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	699	720
Planta Nueva Ecología De Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	0.0%	18	—

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	3,348	3,335
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	28.8%	28.8%	2,128	1,945
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	24.7%	24.7%	404	446
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%	178	192
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	102	121
Trop Frutas do Brasil, LTDA (1)	Beverages	Brazil	23.6%	23.6%	55	359
Alimentos de Soja S.A.U. (1)	Beverages	Argentina	10.7%	10.7%	263	207
Others	Various	Various	Various	Various	116	117
					Ps. 7,494	Ps. 7,623
Accounting method:
(1)The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.